CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss including non-controlling interest	$ (1,255,915)	$ (35,162)	$ (6,532,845)	$ (4,752,980)	$ (7,637,642)	$ (12,091,540)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(88,623)	18,204	(53,234)	(30,842)	(97,582)	53,352
Total Other Comprehensive Income (Loss)	(88,623)	18,204	(53,234)	(30,842)	(97,582)	53,352
Comprehensive loss	(1,344,538)	(16,958)	(6,586,079)	(4,783,822)	(7,735,224)	(12,038,188)
Comprehensive loss attributable to non-controlling interest	0	0	0	0	0	0
Comprehensive loss attributable to T Stamp Inc.	$ (1,344,538)	$ (16,958)	$ (6,586,079)	$ (4,783,822)	$ (7,735,224)	$ (12,038,188)